Equity Method Investments and Joint Ventures	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures

7. Investment in S & I Ophthalmic

On September 30, 2013, the Company and Sun Pharmaceutical Subsidiary entered into a Limited Liability Company Agreement (“Sun LLC Agreement”) which governs the affairs and the conduct of business of S & I Ophthalmic, a joint venture to develop therapies for the treatment of ocular diseases. S & I Ophthalmic leverages experience and technology from both the Company and Sun Pharmaceutical. Both the Company and Sun Pharmaceutical Subsidiary made an initial capital contribution of $5,000 in October 2013 for a 50% membership interest in S & I Ophthalmic. In cases in which the board of managers of S & I Ophthalmic (“S & I Board”) determines that additional capital contributions are necessary in order for S & I Ophthalmic to conduct business and comply with its obligations under the ECC (Note 3), each of the Company and Sun Pharmaceutical Subsidiary have committed to making additional capital contributions to S&I Ophthalmic subject to certain limits defined in the agreement. Each has the right, but not the obligation, to make additional capital contributions above the defined limits when and if solicited by the S & I Board.

Beginning on the seventh anniversary of the effective date of the Sun LLC Agreement, and upon the second anniversary thereafter, the Company, as well as Sun Pharmaceutical Subsidiary, may make a cash offer to purchase all of the other’s interest in S & I Ophthalmic. Upon receipt of such an offer, the other party must either agree to tender its interests at the offered price or submit a counteroffer at a price higher than the original offer. Such offer and counteroffer may continue until one party agrees to the other’s price.

S & I Ophthalmic shall be governed by the S & I Board which shall have four members. We, as well as Sun Pharmaceutical Subsidiary, have the initial right to appoint two members to the S & I Board. For so long as Sun Pharmaceutical Subsidiary and/or any of its affiliates is a member of S & I Ophthalmic and holds a percentage interest in S & I Ophthalmic that is at least equal to the percentage held by the Company and/or its affiliates, Sun Pharmaceutical Subsidiary will have the sole authority to select and appoint on behalf of S & I Ophthalmic each of the representatives of the S & I Ophthalmic on the ECC committees, and one such appointee will be an “Empowered Representative” of the S & I Ophthalmic under the terms of the ECC with final authority to resolve certain ECC committee disputes.

6. Investment in AquaBounty

On November 16, 2012, the Company acquired 48,631,444 shares of AquaBounty common stock, representing 47.56% of the then outstanding shares of AquaBounty, for $6,000 through a definitive purchase agreement with an existing AquaBounty shareholder and its affiliate. The carrying amount of the investment in AquaBounty was $5,726 at December 31, 2012. Based on closing quoted market prices (Level 1), the fair value of the investment in AquaBounty was approximately $14,300 at December 31, 2012. Summarized unaudited financial information for AquaBounty as of December 31, 2012 and for the period subsequent to the Company’s investment to December 31, 2012 is as follows:

2012

Current assets	$514
Non-current assets	1,962

Total assets	2,476
Current liabilities	706
Non-current liabilities	2,741

Total liabilities	3,447

Net liabilities	$(971)

2012

Revenues	$—
Operating expenses	578

Loss from operations	(578)
Other expense	(1)

Net loss	$(579)

On November 29, 2012, the Company entered into a promissory note purchase agreement (“promissory note”) with AquaBounty. The promissory note allows for the Company to loan up to $500 to AquaBounty. Draws on the promissory note by AquaBounty accrue annual interest of 3% and mature no later than May 28, 2013. As of December 31, 2012, AquaBounty had drawn $200 on the promissory note. This outstanding balance plus accrued interest is included in related party receivables on the December 31, 2012 consolidated balance sheet. See Note 16 for discussion of additional matters related to the Company’s relationship with AquaBounty.